Label	Element	Value
Tactical Offensive Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ck0001502608_SupplementTextBlock

ADVISER MANAGED TRUST

Tactical Offensive Equity Fund
(the "Fund")

Supplement Dated January 29, 2019
to the Prospectus dated November 30, 2018

This Supplement provides new and additional information beyond that contained in the Prospectus and should be read in conjunction with such Prospectus.

As discussed in the Fund's Prospectus, the Fund is a component of a broader strategy employed by a third party investment manager (Financial Adviser) for the benefit of its clients. The Financial Adviser has redeemed all of its clients' assets from the Fund as part of a tactical reallocation. As a result of the redemption, the Fund's Prospectus is hereby amended and supplemented to reflect the following changes.

Risk/Return [Heading]	rr_RiskReturnHeading	Tactical Offensive Equity Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

Changes to the Fees and Expenses of the Fund

In the Fund Summary for the Fund, under the heading "Fees and Expenses" (but excluding the sub-heading titled "Portfolio Turnover"), the text and tables are hereby deleted and replaced with the following:

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Nov. 30, 2019
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Other Expenses have been restated to reflect estimated fees and expenses for the remainder of the current fiscal year and the upcoming fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	There are no other changes to the Fees and Expenses of the Tactical Offensive Equity Fund. There are no other changes to the Prospectus. PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
Tactical Offensive Equity Fund | Tactical Offensive Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.20%	[1]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[1]
Other Expenses	rr_OtherExpensesOverAssets	41.75%	[1],[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	41.95%	[1]
Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(41.20%)	[1]
Total Annual Fund Operating Expenses Less Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	0.75%	[1],[3]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 77
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	5,890
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	8,201
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 9,574

[1]	The Fund is an integral part of the Financial Adviser's Adviser Managed Strategy, as discussed further below. As a result, shareholders in the Fund may also pay a fee to the Financial Adviser for participating in the Adviser Managed Strategy, and such fee is not reflected in this fee table or the Example numbers below. You should consult with the Financial Adviser regarding the fees charged for participating in the Adviser Managed Strategy.
[2]	Other Expenses have been restated to reflect estimated fees and expenses for the remainder of the current fiscal year and the upcoming fiscal year.
[3]	Effective November 30, 2018, the Fund's administrator and/or its affiliates have contractually agreed to waive fees or reimburse expenses as necessary to keep total Fund operating expenses (exclusive of interest from borrowings, brokerage commissions, taxes and extraordinary expenses not incurred in the ordinary course of the Fund's business) from exceeding 0.75%. This contractual fee waiver and/or reimbursement agreement shall remain in effect until November 30, 2019. The agreement may be amended or terminated only with the consent of the Board of Trustees.